Corbett Road Tactical Opportunity ETF SCHEDULE OF INVESTMENTS	February 28, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS – 98.1%
COMMUNICATION SERVICES – 7.1%
Alphabet, Inc., Class A*	353	$953,502
Liberty Media Corp.-Liberty Formula One, Class C*	6,260	380,170
		1,333,672
CONSUMER DISCRETIONARY – 11.3%
Amazon.com, Inc.*	256	786,243
NIKE, Inc., Class B	3,502	478,198
O'Reilly Automotive, Inc.*	706	458,363
PulteGroup, Inc.	7,722	383,475
		2,106,279
CONSUMER STAPLES – 6.3%
Costco Wholesale Corp.	1,467	761,740
Estee Lauder Cos., Inc. (The), Class A	1,404	416,047
		1,177,787
ENERGY – 2.9%
EOG Resources, Inc.	4,717	542,078
FINANCIALS – 10.7%
JPMorgan Chase & Co.	3,909	554,296
MSCI, Inc.	867	434,965
Nasdaq, Inc.	3,266	558,976
SVB Financial Group*	729	441,774
		1,990,011
HEALTH CARE – 8.0%
Anthem, Inc.	953	430,613
Avantor, Inc.*	14,010	486,007
Charles River Laboratories International, Inc.*	1,992	579,991
		1,496,611
INDUSTRIALS – 13.0%
Carlisle Cos., Inc.	2,034	482,872
GXO Logistics, Inc.*	5,515	462,874
Old Dominion Freight Line, Inc.	1,457	457,542
Quanta Services, Inc.	5,312	578,689
Union Pacific Corp.	1,790	440,250
		2,422,227
INFORMATION TECHNOLOGY – 30.5%
Accenture PLC, Class A	1,371	433,263
Arrow Electronics, Inc.*	3,202	390,260
ASML Holding NV	952	634,518
CDW Corp.	2,165	373,376
Entegris, Inc.	3,052	398,225
Keysight Technologies, Inc.*	2,176	342,437
KLA Corp.	1,424	496,264
Mastercard, Inc., Class A	1,565	564,683
Novanta, Inc.*	3,266	446,234
Palo Alto Networks, Inc.*	257	152,722
ServiceNow, Inc.*	824	477,854
Trade Desk, Inc. (The), Class A*	4,794	409,024
Visa, Inc., Class A	2,677	578,553

	Number of Shares	Value
COMMON STOCKS (Continued)

		$5,697,413
MATERIALS – 1.9%
Linde PLC	1,233	361,565
REAL ESTATE – 3.0%
Jones Lang LaSalle, Inc.*	2,271	559,166
UTILITIES – 3.4%
NextEra Energy, Inc.	8,182	640,405
TOTAL COMMON STOCKS
(Cost $17,764,841)		18,327,214

SHORT-TERM INVESTMENTS – 2.0%

Invesco Government & Agency Portfolio - Institutional Class, 0.03%(a)	375,619	375,619
TOTAL SHORT TERM INVESTMENTS
(Cost $375,619)		375,619
TOTAL INVESTMENTS – 100.1%
(Cost $18,140,460)		18,702,833
Liabilities in Excess of Other Assets – (0.1)%		(13,485)
TOTAL NET ASSETS – 100.0%		$18,689,348

*	Non-income producing security.

(a)	The rate is the annualized seven-day yield at period end.